PREFERRED AND COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2013
PREFERRED AND COMMON STOCK [Abstract]
Series D Convertible Preferred stock

	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000
Balance June 30, 2013	1,200	$12,000